SUNAMERICA SERIES TRUST
Supplement to the Prospectus dated May 1, 2007
In the section titled “MANAGEMENT,” under the heading “Information about the Subadvisers,” the portfolio management disclosure with respect to the Cash Management Portfolio is modified as follows:
The portfolio management disclosure with respect to Columbia Management Advisors, LLC (“CMA”) management of the Cash Management Portfolio, all references to Patrick Graham are deleted in their entirety. The disclosure in regard to the Cash Management Portfolio is replaced with the following:
“The Cash Management Portfolio is managed by the CMA fixed income team.
Dated: December 12, 2007

Versions:	Class 1, Version A; Class 1, Version B; Class 1, Version C2; Class 1, Version D; Class 1 & 3, Version C1; Combined Version 1; and Combined Master

SUNAMERICA SERIES TRUST
Supplement to the Prospectus dated May 1, 2007
In the section titled “MANAGEMENT,” under the heading “Information about the Subadvisers,” the portfolio management disclosure with respect to the MFS Total Return Portfolio is modified as follows:
The portfolio management disclosure with respect to Massachusetts Financial Services Company (“MFS”) management of the MFS Total Return Portfolio all references to Kenneth J. Enright are deleted in their entirety. Gregory W. Locraft, Jr. has been added to the management team for the MFS Total Return Portfolio. The following disclosure will be added to the MFS Total Return Portfolio:
“Mr. Locraft manages the Portfolio’s equity position. He joined MFS in 1998 as an investment manager.”
Dated: December 12, 2007
Class 1, Version B; Class 1, Version D; Class 1 &3, Version C1; Combined Version 1; and Combined Master

SUNAMERICA SERIES TRUST
Supplement to the Statement of Additional Information
Dated May 1, 2007
Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to Massachusetts Financial Services Company (“MFS”) reference to Kenneth J. Enright is deleted and the chart should be supplemented with the following:

Other Accounts
(As of May 1, 2007*)
Pooled Investment
		Registered Investment Companies		Vehicles		Other Accounts
Advisers/			Assets		Total Assets		Total Assets
Subadviser	Portfolio Managers	No. of Accounts	(in $ millions)	No. of Accounts	(in $ millions)	No. of Accounts	(in $ millions)
MFS	Locraft, Gregory W.*	9	$22,093	—	—	—	—

*	Information for Mr. Locraft is as of November 30, 2007.
Dated: December 12, 2007